Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	Years Ended
	December 31,
	2021	2022
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	5	7
State	—	—
Provision for income taxes	$5	$7

Schedule of reconciliation of the income tax computed at federal statutory income tax rate to the reported provision for income taxes

	Years Ended
	December 31,
	2021	2022
Tax benefit at statutory federal rate	$(4,885)	$(5,618)
State tax, net of federal tax benefit	(1,500)	(1,694)
Interest expense	274	477
Increase in valuation allowance	6,993	7,908
Permanent items	30	37
General business tax credit	(923)	(1,098)
Other	16	(5)
Provision for income taxes	$5	$7

Schedule of significant components of the Company's deferred income taxes

	December 31,
	2021	2022
Deferred tax assets:
Net operating losses	$14,380	$17,890
Tax credit carryforwards, net	2,191	3,285
Accrued expenses	52	347
Section 174 R&E capitalization	—	2,847
Lease liability	229	106
Stock-based compensation	15	20
Total deferred tax assets	16,867	24,495
Deferred tax liabilities:
Operating lease right-of-use asset	(224)	(101)
Property and equipment	(745)	(595)
Total deferred tax liabilities	(969)	(696)
Net deferred tax assets	15,898	23,799
Less: Valuation allowance	(15,917)	(23,825)
Net deferred tax liability	$(19)	$(26)

Schedule of the activity related to the Company's unrecognized tax benefits

	Years Ended
	December 31,
	2021	2022
Beginning balance	$156	$269
Additions for tax positions related to the current year	113	131
Reductions for tax positions related to prior years	—	3
Ending balance	$269	$403